Shareholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Shareholders' Equity

Note 11 — Shareholders’ Deficit (As Restated)

Preferred Shares - The Company is authorized to issue 100,000,000 shares of no par value preferred shares, with such designation, rights and preferences as may be determined from time to time by the Company’s board of directors. As of September 30, 2021 and December 31, 2020, there are no preferred shares designated, issued or outstanding.

Ordinary Shares - The Company is authorized to issue 300,000,000 ordinary shares, no par value. As of September 30, 2021 and December 31, 2020, the Company had issued an aggregate of 3,201,758 and 3,201,758 ordinary shares, excluding 1,278,411 and 1,413,480 shares of ordinary shares subject to possible redemption, respectively.

Warrants - Each warrant entitles the registered holder to purchase one-half (1/2) of one ordinary share at a price of $11.50 per whole ordinary share, subject to adjustment as discussed below, at any time commencing on the later of the completion of the Business Combination or 12 months from the date of the effective date of the registration statement. However, no warrants will be exercisable for cash unless the Company has an effective and current registration statement covering the ordinary shares issuable upon exercise of the warrants. Notwithstanding the foregoing, if a registration statement covering the ordinary shares issuable upon exercise of the Public Warrants is not effective within a specified period following the consummation of the Company’s Business Combination, warrant holders may, until such time as there is an effective registration statement and during any period when the Company shall have failed to maintain an effective registration statement, exercise warrants on a cashless basis pursuant to the exemption provided by Section 3(a)(9) of the Securities Act, provided that such exemption is available. In such event, each holder would pay the exercise price by surrendering the warrants for that number of ordinary shares equal to the quotient obtained by dividing (x) the product of the number of ordinary shares underlying the warrants, multiplied by the difference between the exercise price of the warrants and the “fair market value” (defined below) by (y) the fair market value. The “fair market value” for this purpose will mean the average reported last sale price of the ordinary shares for the 20 trading days ending on the third trading day immediately prior to the date of exercise. If that exemption, or another exemption, is not available, holders will not be able to exercise their warrants on a cashless basis. The warrants will expire on the fifth anniversary of the closing of the initial business combination, at 5:00 p.m., New York City time, or earlier upon redemption or liquidation.

The warrants issued in the Private Units (“Private Warrants”) are identical to the Public Warrants sold in the Initial Public Offering except the Private Warrants will be non-redeemable and may be exercised on a cashless basis, in each case so long as they continue to be held by the initial purchasers or their permitted transferees.

The Company may call the warrants for redemption (excluding the Private Warrants and any warrants issued to its initial shareholders, officers or directors in payment of working capital loans made to the Company, but including outstanding warrants issued upon exercise of the unit purchase option issued to Chardan Capital Markets LLC), in whole and not in part, at a price of $0.01 per warrant,

●	at any time after the warrants become exercisable,

●	upon not less than 30 days’ prior written notice of redemption to each warrant holder,

●	if, and only if, the reported last sale price of the ordinary shares equals or exceeds $16.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations), for any 20 trading days within a 30 trading day period ending on the third business day prior to the notice of redemption to warrant holders; and

●	if, and only if, there is a current registration statement in effect with respect to the ordinary shares underlying such warrants

The right to exercise will be forfeited unless the warrants are exercised prior to the date specified in the notice of redemption. On and after the redemption date, a record holder of a warrant will have no further rights except to receive the redemption price for such holder’s warrant upon surrender of such warrant.

If the Company calls the warrants for redemption as described above, management will have the option to require all holders that wish to exercise warrants to do so on a “cashless basis.”

On January 19, 2021, the board of the Company approved the issuance of 1,414,480 dividend warrants to those public shareholders who were shareholders on April 21, 2020 and did not exercise their right of redemption in connection with the April 2020 extension, and the Company instructed such issuance. The dividend warrants were issued on April 8, 2021. The dividend warrants are identical to the warrants included in the units sold in the Company’s Initial Public Offering, for which one dividend warrant has the right to purchase one-half of one ordinary share at an exercise price of $11.50 per whole share. The Company accounted for the fair value of the dividend warrants using the closing market price of the Company’s Public Warrants on April 8, 2021 and determined the aggregate fair value of $636,375. The dividend warrants were recorded as a reduction of retained earnings and an additional to ordinary shares capital of the Company.

As of September 30, 2021 and December 31, 2020, the Company has outstanding warrants of 13,232,232 and 11,817,752 to purchase an aggregate of 6,616,116 shares and 5,908,876 shares of the Company’s ordinary shares, respectively, with a weighted average exercise of $11.50 per whole share.

Rights - Each holder of a right will receive one-tenth (1/10) of one ordinary share upon consummation of a Business Combination, even if a holder of such right converted all ordinary shares held by it in connection with a Business Combination. No fractional shares will be issued upon exchange of the rights. No additional consideration will be required to be paid by a holder of rights to receive its additional shares upon consummation of a Business Combination as the consideration related thereto has been included in the Unit purchase price paid for by investors in the Initial Public Offering. If the Company enters into a definitive agreement for a Business Combination in which the Company will not be the surviving entity, the definitive agreement will provide for the holders of rights to receive the same per share consideration the holders of the ordinary shares will receive in the transaction on an as-converted into ordinary shares basis and each holder of rights will be required to affirmatively covert its rights in order to receive 1/10 of a share underlying each right (without paying additional consideration). The shares issuable upon exchange of the rights will be freely tradable (except to the extent held by affiliates of the Company).

If the Company is unable to complete a Business Combination within the Combination Period and the Company liquidates the funds held in the Trust Account, holders of rights will not receive any of such funds with respect to their rights, nor will they receive any distribution from the Company’s assets held outside of the Trust Account with respect to such rights, and the rights will expire worthless. Further, there are no contractual penalties for failure to deliver securities to the holders of the rights upon consummation of a Business Combination. Additionally, in no event will the Company be required to net cash settle the rights. Accordingly, the rights may expire worthless.

The rights included in the Private Units sold in the private placement are identical to the rights included in the Units sold in the Initial Public Offering, except that, among others, the rights including the shares issuable upon exchange of such rights, are being purchased pursuant to an exemption from the registration requirements of the Securities Act and will become tradable only after certain conditions are met or the resale of such rights (including underlying securities) is registered under the Securities Act. Refer to Note 5 Private Placement for more details.

Note 11 — Shareholders’ Equity (As Restated, See Note 2 – Amendment 2)

Preferred Shares - The Company is authorized to issue 100,000,000 shares of no par value preferred shares, with such designation, rights and preferences as may be determined from time to time by the Company’s board of directors. As of December 31, 2020 and 2019, there are no preferred shares designated, issued or outstanding.

Ordinary Shares - The Company is authorized to issue 300,000,000 ordinary shares, no par value. As of December 31, 2020 and 2019, the Company had issued an aggregate of 3,201,758 and 3,201,758 ordinary shares, excluding 1,413,480 and 11,487,992 shares of ordinary shares subject to possible redemption, respectively.

Warrants - Each warrant entitles the registered holder to purchase one-half (1/2) of one ordinary share at a price of $11.50 per whole ordinary share, subject to adjustment as discussed below, at any time commencing on the later of the completion of the Business Combination or 12 months from the date of the effective date of the registration statement. However, no warrants will be exercisable for cash unless the Company has an effective and current registration statement covering the ordinary shares issuable upon exercise of the warrants. Notwithstanding the foregoing, if a registration statement covering the ordinary shares issuable upon exercise of the public warrants is not effective within a specified period following the consummation of the Company’s Business Combination, warrant holders may, until such time as there is an effective registration statement and during any period when the Company shall have failed to maintain an effective registration statement, exercise warrants on a cashless basis pursuant to the exemption provided by Section 3(a)(9) of the Securities Act, provided that such exemption is available. In such event, each holder would pay the exercise price by surrendering the warrants for that number of ordinary shares equal to the quotient obtained by dividing (x) the product of the number of ordinary shares underlying the warrants, multiplied by the difference between the exercise price of the warrants and the “fair market value” (defined below) by (y) the fair market value. The “fair market value” for this purpose will mean the average reported last sale price of the ordinary shares for the 20 trading days ending on the third trading day immediately prior to the date of exercise. If that exemption, or another exemption, is not available, holders will not be able to exercise their warrants on a cashless basis. The warrants will expire on the fifth anniversary of the closing of the initial business combination, at 5:00 p.m., New York City time, or earlier upon redemption or liquidation.

The warrants issued in the Private Units (“Private Warrants”) are identical to the Public Warrants sold in the Initial Public Offering except the Private Warrants will be non-redeemable and may be exercised on a cashless basis, in each case so long as they continue to be held by the initial purchasers or their permitted transferees.

The Company may call the warrants for redemption (excluding the private warrants and any warrants issued to its initial shareholders, officers or directors in payment of working capital loans made to the Company, but including outstanding warrants issued upon exercise of the unit purchase option issued to Chardan Capital Markets LLC), in whole and not in part, at a price of $0.01 per warrant,

●	at any time after the warrants become exercisable,

●	upon not less than 30 days’ prior written notice of redemption to each warrant holder,

●	if, and only if, the reported last sale price of the ordinary shares equals or exceeds $16.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations), for any 20 trading days within a 30 trading day period ending on the third business day prior to the notice of redemption to warrant holders; and

●	if, and only if, there is a current registration statement in effect with respect to the ordinary shares underlying such warrants

The right to exercise will be forfeited unless the warrants are exercised prior to the date specified in the notice of redemption. On and after the redemption date, a record holder of a warrant will have no further rights except to receive the redemption price for such holder’s warrant upon surrender of such warrant.

If the Company calls the warrants for redemption as described above, management will have the option to require all holders that wish to exercise warrants to do so on a “cashless basis.”

Rights - Each holder of a right will receive one-tenth (1/10) of one ordinary share upon consummation of a Business Combination, even if a holder of such right converted all ordinary shares held by it in connection with a Business Combination. No fractional shares will be issued upon exchange of the rights. No additional consideration will be required to be paid by a holder of rights to receive its additional shares upon consummation of a Business Combination as the consideration related thereto has been included in the Unit purchase price paid for by investors in the Initial Public Offering. If the Company enters into a definitive agreement for a Business Combination in which the Company will not be the surviving entity, the definitive agreement will provide for the holders of rights to receive the same per share consideration the holders of the ordinary shares will receive in the transaction on an as-converted into ordinary shares basis and each holder of rights will be required to affirmatively covert its rights in order to receive 1/10 of a share underlying each right (without paying additional consideration). The shares issuable upon exchange of the rights will be freely tradable (except to the extent held by affiliates of the Company).

If the Company is unable to complete a Business Combination within the Combination Period and the Company liquidates the funds held in the Trust Account, holders of rights will not receive any of such funds with respect to their rights, nor will they receive any distribution from the Company’s assets held outside of the Trust Account with respect to such rights, and the rights will expire worthless. Further, there are no contractual penalties for failure to deliver securities to the holders of the rights upon consummation of a Business Combination. Additionally, in no event will the Company be required to net cash settle the rights. Accordingly, the rights may expire worthless.

The rights included in the Private Units sold in the private placement are identical to the rights included in the Units sold in the Initial Public Offering, except that, among others, the rights including the shares issuable upon exchange of such rights, are being purchased pursuant to an exemption from the registration requirements of the Securities Act and will become tradable only after certain conditions are met or the resale of such rights (including underlying securities) is registered under the Securities Act. Please refer to Note 5 Private Placement for more details.